Earnings per Share Basic and Diluted (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 24, 2011	Jun. 25, 2011	Mar. 26, 2011	Dec. 25, 2010	Sep. 25, 2010	Jun. 26, 2010	Mar. 27, 2010	Dec. 31, 2011	Dec. 25, 2010	Dec. 26, 2009
Amounts attributable to MCBC
Net income (loss) from continuing operations	$ 172.4	$ 194.7	$ 224.3	$ 82.6	$ 111.3	$ 257.0	$ 237.8	$ 62.0	$ 674.0	$ 668.1	$ 729.4
Income (loss) from discontinued operations, net of tax	0.8	2.7	(1.5)	0.3	(1.5)	(0.9)	(0.6)	42.6	2.3	39.6	(9.0)
Net income (loss) attributable to Molson Coors Brewing Company	$ 173.2	$ 197.4	$ 222.8	$ 82.9	$ 109.8	$ 256.1	$ 237.2	$ 104.6	$ 676.3	$ 707.7	$ 720.4
Weighted average shares for basic EPS (in shares)									184.9	185.9	184.4
Effect of dilutive securities:
Weighted average shares for diluted EPS (in shares)									186.4	187.3	185.9
Basic net income (loss) per share:
Continuing operations attributable to MCBC (in dollars per share)	$ 0.95	$ 1.05	$ 1.20	$ 0.44	$ 0.60	$ 1.39	$ 1.28	$ 0.33	$ 3.65	$ 3.59	$ 3.96
Discontinued operations attributable to MCBC (in dollars per share)	$ 0.00	$ 0.01	$ (0.01)	$ 0.00	$ (0.01)	$ (0.01)	$ 0.00	$ 0.23	$ 0.01	$ 0.21	$ (0.05)
Basic net income (loss) attributable to MCBC (in dollars per share)	$ 0.95	$ 1.06	$ 1.19	$ 0.44	$ 0.59	$ 1.38	$ 1.28	$ 0.56	$ 3.66	$ 3.80	$ 3.91
Diluted net income (loss) per share:
Continuing operations attributable to MCBC (in dollars per share)	$ 0.95	$ 1.05	$ 1.19	$ 0.44	$ 0.59	$ 1.38	$ 1.27	$ 0.33	$ 3.62	$ 3.57	$ 3.92
Discontinued operations attributable to MCBC (in dollars per share)	$ 0.00	$ 0.01	$ (0.01)	$ 0.00	$ (0.01)	$ (0.01)	$ 0.00	$ 0.23	$ 0.01	$ 0.21	$ (0.05)
Diluted net income (loss) attributable to Molson Coors Brewing Company per share (in dollars per share)	$ 0.95	$ 1.06	$ 1.18	$ 0.44	$ 0.58	$ 1.37	$ 1.27	$ 0.56	$ 3.63	$ 3.78	$ 3.87
Dividends declared per share (in dollars per share)									$ 1.24	$ 1.08	$ 0.92
Dividends paid per share (in dollars per share)									$ 1.24	$ 1.08	$ 0.92
Options and SOSARs
Effect of dilutive securities:
Effect of dilutive securities of Options, SOSAR's, RSU's, PU's, and DSU's									0.9	0.9	1.0
RSU PU DSU
Effect of dilutive securities:
Effect of dilutive securities of Options, SOSAR's, RSU's, PU's, and DSU's									0.6	0.5	0.5